INTANGIBLE ASSETS - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Apr. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in intangible assets
Impairment loss			$ 0
Movantik
Reconciliation of changes in intangible assets
Useful life of assets (in years)		10 years 6 months	12 years 6 months
Impairment loss	$ 0
Weighted average cost of capital ("WACC") used to discount asset's cash flows	17.8
Aemcolo
Reconciliation of changes in intangible assets
Useful life of assets (in years)			11 years
Impairment loss				$ 8,900,000
Talicia
Reconciliation of changes in intangible assets
Useful life of assets (in years)			15 years